Annual Total Returns[BarChart] - PIMCO Short Term Municipal Bond Active Exchange-Traded Fund - PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.00%	0.94%	0.31%	0.82%	0.89%	(0.25%)	1.99%	1.38%	3.43%	2.83%